DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS - Segment financial information of Consolidated Income Statement (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment financial information
Revenues	$ 729,182	$ 828,831	$ 886,765
Operating costs without depreciation, amortization and impairment of fixed assets	(528,802)	(570,210)	(584,249)
Adjusted EBITDA	200,380	258,621	302,516
Depreciation, amortization and impairment of fixed assets	(495,321)	(264,050)	(242,847)
Operating income (loss)	(294,941)	(5,429)	59,669
Earnings from associates	819	770	1,459
Debt financial expenses	29,744	55,906	72,619
Other financial results, net	32,234	33,015	20,744
Income (loss) before income tax expense	(232,144)	84,262	9,253
Income tax benefit (expense)	26,504	(64,900)	(24,260)
Attributable to:
Controlling Company	(207,833)	16,878	(16,803)
Non-controlling interest	2,193	2,484	1,796
Eliminations
Segment financial information
Revenues	(3,046)	(3,911)	(4,142)
Operating costs without depreciation, amortization and impairment of fixed assets	3,046	3,911	4,142
Services rendered in Argentina | Restated for inflation
Segment financial information
Revenues	682,982	771,808	828,586
Operating costs without depreciation, amortization and impairment of fixed assets	(502,667)	(537,836)	(549,179)
Adjusted EBITDA	180,315	233,972	279,407
Services rendered in Argentina | Amounts not adjusted for inflation
Segment financial information
Revenues	504,432	332,816	240,325
Operating costs without depreciation, amortization and impairment of fixed assets	(370,534)	(229,554)	(158,901)
Adjusted EBITDA	133,898	103,262	81,424
Services rendered in Argentina | Inflation restatement
Segment financial information
Revenues	178,550	438,992	588,261
Operating costs without depreciation, amortization and impairment of fixed assets	(132,133)	(308,282)	(390,278)
Adjusted EBITDA	46,417	130,710	197,983
Other abroad segments | Restated for inflation
Segment financial information
Revenues	49,246	60,934	62,321
Operating costs without depreciation, amortization and impairment of fixed assets	(29,181)	(36,285)	(39,212)
Adjusted EBITDA	20,065	24,649	23,109
Other abroad segments | Amounts not adjusted for inflation
Segment financial information
Revenues	36,528	26,215	18,183
Operating costs without depreciation, amortization and impairment of fixed assets	(21,661)	(15,514)	(11,419)
Adjusted EBITDA	14,867	10,701	6,764
Other abroad segments | Inflation restatement
Segment financial information
Revenues	12,718	34,719	44,138
Operating costs without depreciation, amortization and impairment of fixed assets	(7,520)	(20,771)	(27,793)
Adjusted EBITDA	$ 5,198	$ 13,948	$ 16,345